Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
1
8
. COMMITMENTS AND CONTINGENCIES
The Group leases offices and warehouse under
non-cancelable
operating lease agreements. Future minimum lease payments under these noncancelable lease agreements with initial terms longer than twelve months are disclosed as maturity of lease liabilities in Note 10. In addition, the Group’s long-term obligations include long-term borrowings, of which the expected repayment schedule has been disclosed in Note 7.
Except for those, the Group did not have any other commitments or long-term obligations as of December 31, 2022.